UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2006

Item 1. Reports to Stockholders

Fidelity® New York AMT Tax-Free
Money Market Fund

and

Fidelity New York Municipal
Money Market Fund

Semiannual Report

July 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity New York AMT Tax-Free Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity New York Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and ( ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 to July 31, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Expenses Paid During Period* February 1, 2006 to July 31, 2006
Fidelity New York AMT Tax-Free Money Market Fund
Actual	$ 1,000.00	$ 1,015.10	$ 2.00
HypotheticalA	$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity New York Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,014.60	$ 2.60
HypotheticalA	$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity New York AMT Tax-Free Money Market Fund	.40%
Fidelity New York Municipal Money Market Fund	.52%

Semiannual Report

Fidelity New York AMT Tax-Free Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/06	% of fund's investments 1/31/06	% of fund's investments 7/31/05
0 - 30	90.8	84.8	93.6
31 - 90	3.7	6.7	2.6
91 - 180	0.9	1.6	1.0
181 - 397	4.6	6.9	2.8
Weighted Average Maturity
	7/31/06	1/31/06	7/31/05
Fidelity New York AMT Tax-Free Money Market Fund	23 Days	29 Days	17 Days
New York Tax-Free Money Market Funds Average*	24 Days	26 Days	24 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2006	As of January 31, 2006
Variable Rate Demand Notes (VRDNs) 81.5%	Variable Rate Demand Notes (VRDNs) 77.9%
Commercial Paper (including CP Mode) 3.6%	Commercial Paper (including CP Mode) 7.0%
Tender Bonds 4.6%	Tender Bonds 1.7%
Municipal Notes 5.7%	Municipal Notes 8.2%
Other Investments 2.4%	Other Investments 1.0%
Net Other Assets 2.2%	Net Other Assets 4.2%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity New York AMT Tax-Free Money Market Fund

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.8%
	Principal Amount	Value (Note 1)
New York - 95.8%
Albany City School District BAN 4.5% 6/29/07	$ 40,000,000	$ 40,287,490
Allegany County BAN 4% 9/27/06, LOC DEPFA BANK PLC	5,365,000	5,373,537
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 3.7%, LOC Key Bank NA, VRDN (a)	3,820,000	3,820,000
Erie County Tobacco Asset Securitization Corp. Participating VRDN Series PA 1339, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,520,000	8,520,000
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield Manor Proj.) 3.61%, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,640,000	6,640,000
Liberty Dev. Corp. Rev. Participating VRDN:
Series Austin 05 Q, 3.67% (Liquidity Facility Bank of America NA) (a)(b)	17,100,000	17,100,000
Series MS 06 1416, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	10,100,000	10,100,000
Series MS 1183, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	15,530,000	15,530,000
Series MS 1207, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	8,000,000	8,000,000
Series MS 1251, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	1,940,000	1,940,000
Longwood Central School District TAN 4.5% 6/28/07	3,500,000	3,521,422
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series EGL 01 3205 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(b)	8,300,000	8,300,000
Series EGL 02 6003 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(b)	7,700,000	7,700,000
Series EGL 98 3203, 3.69% (Liquidity Facility Citibank NA, New York) (a)(b)	4,900,000	4,900,000
Series PA 1098, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,400,000	1,400,000
Metropolitan Trans. Auth. Participating VRDN Series Floaters 06 FC1, 3.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	7,765,000	7,765,000
Metropolitan Trans. Auth. Rev.:
Bonds Series 2005 C, 4% 11/15/06	3,650,000	3,658,782
Participating VRDN:
Series EGL 03 51 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(b)	5,145,000	5,145,000
Series EGL 06 0015, Class A, 3.69% (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metropolitan Trans. Auth. Rev.: - continued
Participating VRDN:
Series EGL 7053019 Class A, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	$ 6,100,000	$ 6,100,000
Series FRRI 02 F, 3.67% (Liquidity Facility Bank of New York, New York) (a)(b)	1,600,000	1,600,000
Series MS 724X, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	3,000,000	3,000,000
Series MSTC 7001, 3.64% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	2,500,000	2,500,000
Series PA 1036, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,995,000	2,995,000
Series PA 1040, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,400,000	5,400,000
Series PA 1083, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	13,545,000	13,545,000
Series PT 1466, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,980,000	4,980,000
Series PT 1946, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,590,000	11,590,000
Series PT 1969, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,230,000	5,230,000
Series PT 988, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	6,320,000	6,320,000
Series Putters 989, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,295,000	6,295,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN Series PT 1968, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,535,000	8,535,000
Metropolitan Trans. Auth. Transit Facilities Rev. Participating VRDN Series Merlots 00 F, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(b)	11,000,000	11,000,000
Mount Sinai Union Free School District TAN 4.5% 6/22/07	5,900,000	5,942,553
New York City Gen. Oblig.:
Bonds:
Series 2002 G, 5% 8/1/06	5,650,000	5,650,000
Series 2005 G, 4% 8/1/06	10,550,000	10,550,000
Series B, 6% 8/1/06	12,560,000	12,560,000
Series PT 2848, 3.68%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	1,785,000	1,785,000
Series PT 991, 3.43%, tender 2/1/07 (Liquidity Facility BNP Paribas SA) (a)(b)(c)	10,000,000	10,000,000
Series Putters 1088, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	13,850,000	13,850,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series CRVS 05 22, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	$ 4,700,000	$ 4,700,000
Series DB 167, 3.66% (Liquidity Facility Deutsche Bank AG) (a)(b)	8,700,000	8,700,000
Series DB 178, 3.66% (Liquidity Facility Deutsche Bank AG) (a)(b)	13,700,000	13,700,000
Series LB 05 FP09, 3.7% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	7,700,000	7,700,000
Series MS 00 394, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	1,250,000	1,250,000
Series MS 01 525, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	5,910,000	5,910,000
Series PA 1336, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,700,000	6,700,000
Series PA 1363, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,750,000	3,750,000
Series PT 2217, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,985,000	3,985,000
Series PT 2480, 3.7% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	4,900,000	4,900,000
Series PT 2615, 3.7% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	2,440,000	2,440,000
Series PT 3069, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,185,000	11,185,000
Series PT 3171, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,000,000	3,000,000
Series PT 3415, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	20,000,000	20,000,000
Series PT 3420, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	7,585,000	7,585,000
Series PT 962, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	2,000,000	2,000,000
Series Putters 1087, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	16,325,000	16,325,000
Series Putters 1221, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	17,860,000	17,860,000
Series Putters 3331, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,625,000	4,625,000
Series SGB 35, 3.64% (Liquidity Facility Societe Generale) (a)(b)	13,000,000	13,000,000
Series 1995 B5, 3.61% (MBIA Insured), VRDN (a)	10,445,000	10,445,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Gen. Oblig.: - continued
Series 2002 A7, 3.63% (AMBAC Insured), VRDN (a)	$ 30,000	$ 30,000
Series 2003 C2, 3.6%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	3,610,000	3,610,000
Series H2, 3.61% (MBIA Insured), VRDN (a)	4,500,000	4,500,000
Series I Subseries I-8, 3.65%, LOC Bank of America NA, VRDN (a)	13,700,000	13,700,000
Subseries H1, 3.64%, LOC Dexia Cr. Local de France, VRDN (a)	31,010,000	31,010,000
Subseries H5, 3.6%, LOC Dexia Cr. Local de France, VRDN (a)	6,810,000	6,810,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (90 West Street Proj.) Series 2006 A, 3.6%, LOC Fannie Mae, VRDN (a)	8,000,000	8,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Sephardic Cmnty. Youth Ctr. Proj.) 3.69%, LOC Manufacturers & Traders Trust Co., VRDN (a)	10,000,000	10,000,000
(The Birch Wathen Lenox School Proj.) 3.65%, LOC Allied Irish Banks PLC, VRDN (a)	2,625,000	2,625,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.):
Series A, 3.63%, LOC Bank of America NA, LOC Citibank NA, VRDN (a)	10,000,000	10,000,000
Series B, 3.7%, LOC Bank of America NA, LOC Citibank NA, VRDN (a)	19,600,000	19,600,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series AAB 06 3, 3.67% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	8,335,000	8,335,000
Series EGL 06 69 Class A, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	10,100,000	10,100,000
Series EGL 06 74 Class A, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	13,000,000	13,000,000
Series Floaters 06 1329, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	5,000,000	5,000,000
Series MS 1105, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	3,660,000	3,660,000
Series PA 1022, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,000,000	9,000,000
Series PA 1327, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,080,000	3,080,000
Series PA 921, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	25,970,000	25,970,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series Putters 297, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 7,520,000	$ 7,520,000
Series ROC II R3, 3.68% (Liquidity Facility Citibank NA) (a)(b)	5,000,000	5,000,000
Series ROC II R406, 3.68% (Liquidity Facility Citibank NA) (a)(b)	5,000,000	5,000,000
Series SGB 25, 3.66% (Liquidity Facility Societe Generale) (a)(b)	13,200,000	13,200,000
Series 5B, 3.65% 9/14/06 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	17,900,000	17,900,000
Series 6, 3.52% 8/24/06 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	12,400,000	12,400,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series MSTC 02 202, 3.66% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	1,000,000	1,000,000
New York City Trust Cultural Resources Rev.:
Participating VRDN:
Series MS 950, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	1,500,000	1,500,000
Series SGA 91, 3.68% (Liquidity Facility Societe Generale) (a)(b)	7,250,000	7,250,000
(The Pierpont Morgan Library Proj.) 3.64%, LOC JPMorgan Chase Bank, VRDN (a)	6,900,000	6,900,000
New York Counties Tobacco Trust II Participating VRDN Series PA 1347, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,815,000	6,815,000
New York Local Govt. Assistance Corp.:
Bonds Series PT 410, 3.25%, tender 10/26/06 (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)(c)	5,800,000	5,800,000
Participating VRDN Series SG 99, 3.66% (Liquidity Facility Societe Generale) (a)(b)	16,200,000	16,200,000
New York State Dorm. Auth. Revs.:
Bonds Series PT 130, 3.57%, tender 2/22/07 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	11,515,000	11,515,000
Participating VRDN:
Series BA 01 D, 3.67% (Liquidity Facility Bank of America NA) (a)(b)	1,000,000	1,000,000
Series EGL 06 47 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(b)	12,700,000	12,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs.: - continued
Participating VRDN:
Series Floaters 00 310, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	$ 2,895,000	$ 2,895,000
Series Floaters 06 1418, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	7,620,000	7,620,000
Series FRRI 02 L25J, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	39,075,000	39,075,000
Series Merlots 00 A30, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(b)	4,000,000	4,000,000
Series Merlots 00 G, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(b)	10,700,000	10,700,000
Series Merlots 00 X, 3.68% (Liquidity Facility Bank of New York, New York) (a)(b)	4,000,000	4,000,000
Series Merlots 01 A30, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,380,000	1,380,000
Series Merlots 01 A65, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,790,000	3,790,000
Series Merlots 02 A56, 3.68% (Liquidity Facility Bank of New York, New York) (a)(b)	21,805,000	21,805,000
Series MS 12216, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	12,000,000	12,000,000
Series MSDW 00 305, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	10,000,000	10,000,000
Series PA 784R, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,000,000	1,000,000
Series PT 1958, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,455,000	5,455,000
Series PT 2592, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,480,000	7,480,000
Series ROC II R4558, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(b)	1,960,000	1,960,000
Series Solar 05 05, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	6,295,000	6,295,000
Series F2A, 3.64% (FSA Insured), VRDN (a)	25,800,000	25,800,000
New York State Envir. Facilities Corp.:
Bonds Series ROC II R2169, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.) (a)(b)(c)	7,470,000	7,470,000
Participating VRDN Series Putters 652, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	6,305,000	6,305,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series Floaters 01 658, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	$ 1,600,000	$ 1,600,000
Series MS 731, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	38,664,500	38,664,500
Series PT 2108, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,030,000	7,030,000
Series ROC II R 7031, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(b)	10,400,000	10,400,000
Series ROC II R4001, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,440,000	6,440,000
New York State Gen. Oblig. Bonds Series 2006 A, 4.5% 3/15/07	7,005,000	7,048,480
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series MS 859, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	5,525,000	5,525,000
New York State Hsg. Fin. Agcy. Rev.:
(100 Meriden Lane Hsg. Proj.) Series A, 3.65%, LOC Bank of New York, New York, VRDN (a)	31,200,000	31,200,000
Series A:
3.63%, LOC Landesbank Hessen-Thuringen, VRDN (a)	34,100,000	34,100,000
3.65%, LOC Eurohypo AG, VRDN (a)	3,800,000	3,800,000
New York State Hsg. Fin. Svc. Contract Rev. Series 2003 I, 3.63%, LOC Landesbank Hessen-Thuringen, VRDN (a)	23,500,000	23,500,000
New York State Pwr. Auth. & Gen. Purp. Rev. Series 1:
3.43% 8/1/06, CP	6,000,000	6,000,000
3.65% 9/12/06, CP	13,500,000	13,500,000
3.72% 9/5/06, CP	9,000,000	9,000,000
New York State Thruway Auth. Gen. Rev. Participating VRDN:
Series EGL 06 49 Class A, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	20,000,000	20,000,000
Series EGL 06 61 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(b)	14,100,000	14,100,000
Series SG 121, 3.66% (Liquidity Facility Societe Generale) (a)(b)	6,565,000	6,565,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Bonds Series Putters 1049, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	16,065,000	16,065,000
Participating VRDN:
Series MS 00 368, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Thruway Auth. Hwy. & Bridge Trust Fund: - continued
Participating VRDN:
Series MSTC 9045, 3.66% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	$ 9,990,000	$ 9,990,000
Series Putters 1385, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,485,000	2,485,000
Series ROC II R458, 3.68% (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Series TOC 05 JJ, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	8,200,000	8,200,000
New York State Thruway Auth. State Personal Income Tax Rev. Participating VRDN Series ROC II R6030, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(b)	3,255,000	3,255,000
New York State Thruway Auth. Svc. Contract Rev. Participating VRDN Series EGL 00 3205, 3.69% (Liquidity Facility Citibank NA, New York) (a)(b)	6,325,000	6,324,564
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(b)	13,000,000	13,000,000
New York Transitional Fin. Auth. Rev.:
Participating VRDN:
Series FRRI 01 N11, 3.68% (Liquidity Facility Bank of New York, New York) (a)(b)	5,075,000	5,075,000
Series FRRI 02 L11, 3.68% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	42,700,000	42,700,000
Series FRRI 02 L21, 3.68% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	22,175,000	22,175,000
Series Merlots 99 G, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(b)	11,300,000	11,300,000
Series Merlots A40, 3.68% (Liquidity Facility Bank of New York, New York) (a)(b)	4,990,000	4,990,000
Series MS 00 283, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	4,845,000	4,845,000
Series MS 00 433, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	1,817,500	1,817,500
Series MSDW 00 319, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	5,465,000	5,465,000
Series PT 1814, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,285,000	5,285,000
Series PT 1839, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,420,000	5,420,000
Series Putters 1101, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,165,000	6,165,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series Putters 628, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 7,300,000	$ 7,300,000
Series Putters 830, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,570,000	5,570,000
Series ROC II R1039, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,375,000	2,375,000
Series ROC II R2052, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(b)	1,995,000	1,995,000
Series ROC II R2054, 3.69% (Liquidity Facility Citigroup, Inc.) (a)(b)	3,770,000	3,770,000
3.65% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	13,925,000	13,925,000
Oyster Bay Gen. Oblig. BAN 4.25% 1/19/07	11,900,000	11,952,885
Rockland Tobacco Asset Securitization Corp. Participating VRDN Series PA 1345, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,720,000	2,720,000
Sales Tax Asset Receivables Corp. Participating VRDN:
Series MS 984, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	11,167,500	11,167,500
Series PT 2450, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,385,000	1,385,000
Series Putters 1133Z, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,700,000	5,700,000
Series Putters 629, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,605,000	2,605,000
Series ROC II R 6084, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,710,000	5,710,000
Schenectady Gen. Oblig. BAN 4.5% 5/24/07, LOC Bank of America NA	2,200,000	2,214,276
Suffolk County Gen. Oblig.:
Bonds Series A, 4.5% 5/1/07 (CIFG North America Insured)	3,000,000	3,019,174
TAN 4% 8/16/06	37,900,000	37,912,197
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 3.71%, LOC Key Bank NA, VRDN (a)	2,400,000	2,400,000
Syracuse Ind. Dev. Agcy. Civic Fac. Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 3.67%, LOC Fleet Nat'l. Bank, VRDN (a)	10,950,000	10,950,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Tobacco Settlement Fing. Corp.:
Bonds:
Series MT 32, 3.1%, tender 9/28/06 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 4,995,000	$ 4,995,000
Series ROC II R4508, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.) (a)(b)(c)	10,250,000	10,250,000
Participating VRDN:
Series PT 1907, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,295,000	5,295,000
Series PT 1987, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,395,000	11,395,000
Series PT 1992, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,380,000	10,380,000
Series PT 2182, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,160,000	5,160,000
Series PT 835, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	7,400,000	7,400,000
Series PT 875, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	6,000,000	6,000,000
Series PT 893, 3.69% (Liquidity Facility DEPFA BANK PLC) (a)(b)	16,895,000	16,895,000
Series ROC II R2034, 3.69% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,910,000	2,910,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 3.74%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,415,000	5,415,000
Triborough Bridge & Tunnel Auth. Revs.:
Bonds Series ROC II R1008, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.) (a)(b)(c)	3,115,000	3,115,000
Participating VRDN:
Series EGL 02 6011 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(b)	3,700,000	3,700,000
Series EGL 02 6024 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(b)	6,000,000	6,000,000
Series EGL 03 4, Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(b)	4,500,000	4,500,000
Series MSTC 02 207, 3.66% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	9,995,000	9,995,000
Series PA 1074, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,000,000	7,000,000
Series PA 948, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,200,000	7,200,000
Series PT 2017, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,440,000	1,440,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Participating VRDN:
Series PT 3437, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	$ 21,370,000	$ 21,370,000
Series Putters 525, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,995,000	4,995,000
Series ROC II R1032, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,320,000	5,320,000
Series ROC II R2013, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(b)	3,815,000	3,815,000
Series SGB 43, 3.66% (Liquidity Facility Societe Generale) (a)(b)	15,500,000	15,500,000
Series 2002 F, 3.64% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	43,065,000	43,065,000
Subseries B3, 3.66% (Liquidity Facility Bank of America NA), VRDN (a)	24,500,000	24,500,000
Upstate Telecommunications Corp. Rev. 3.69%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,900,000	5,900,000
Yates County Indl. Dev. Agcy. Civic Facilities Rev. (Keuka College Proj.) Series 2003 A, 3.66%, LOC Key Bank NA, VRDN (a)	3,390,000	3,390,000
		1,789,749,860
New York & New Jersey - 0.8%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MS 766, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	4,245,000	4,245,000
Series PA 1251, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,700,000	3,700,000
Series B, 3.6% 9/5/06 (Liquidity Facility Landesbank Hessen-Thuringen), CP	7,120,000	7,120,000
		15,065,000
Puerto Rico - 1.2%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series MT 218, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,000,000	4,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series MACN 06 R, 3.64% (Liquidity Facility Bank of America NA) (a)(b)	10,400,000	10,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Bonds Series MT 172, 3.23%, tender 10/26/06 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 2,485,000	$ 2,485,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MT 213, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,580,000	5,580,000
		22,465,000
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $1,827,279,860)		1,827,279,860
NET OTHER ASSETS - 2.2%		41,102,388
NET ASSETS - 100%		$ 1,868,382,248
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $87,330,000 or 4.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York City Gen. Oblig. Bonds Series PT 2848, 3.68%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France)	6/9/05	$ 1,785,000
New York City Gen. Oblig. Bonds Series PT 991, 3.43%, tender 2/1/07 (Liquidity Facility BNP Paribas SA)	7/29/04	$ 10,000,000
Security	Acquisition Date	Cost
New York City Gen. Oblig. Bonds Series Putters 1088, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank)	9/21/05	$ 13,850,000
New York Local Govt. Assistance Corp. Bonds Series PT 410, 3.25%, tender 10/26/06 (Liquidity Facility Lloyds TSB Bank PLC)	10/27/05	$ 5,800,000
New York State Dorm. Auth. Revs. Bonds Series PT 130, 3.57%, tender 2/22/07 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	2/23/06	$ 11,515,000
New York State Envir. Facilities Corp. Bonds Series ROC II R2169, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.)	12/20/04	$ 7,470,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series Putters 1049, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank)	9/7/05	$ 16,065,000
Security	Acquisition Date	Cost
Puerto Rico Commonwealth Infrastructure Fing. Auth. Bonds Series MT 172, 3.23%, tender 10/26/06 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/27/05	$ 2,485,000
Tobacco Settlement Fing. Corp. Bonds Series MT 32, 3.1%, tender 9/28/06 (Liquidity Facility Merrill Lynch & Co., Inc.)	9/27/05	$ 4,995,000
Tobacco Settlement Fing. Corp. Bonds Series ROC II R4508, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.)	7/9/03 - 3/8/06	$ 10,250,000
Triborough Bridge & Tunnel Auth. Revs. Bonds Series ROC II R1008, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.)	10/7/02	$ 3,115,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Fidelity New York AMT Tax-Free Money Market Fund

Statement of Assets and Liabilities

	July 31, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,827,279,860)		$ 1,827,279,860
Cash		10,008,304
Receivable for investments sold		2,325,348
Receivable for fund shares sold		18,156,362
Interest receivable		14,777,909
Receivable from investment adviser for expense reductions		36,111
Other receivables		267,376
Total assets		1,872,851,270

Liabilities
Payable for fund shares redeemed	$ 3,544,212
Distributions payable	259,605
Accrued management fee	663,685
Other affiliated payables	1,520
Total liabilities		4,469,022

Net Assets		$ 1,868,382,248
Net Assets consist of:
Paid in capital		$ 1,868,114,294
Undistributed net investment income		5,568
Accumulated undistributed net realized gain (loss) on investments		262,386
Net Assets, for 1,867,800,054 shares outstanding		$ 1,868,382,248
Net Asset Value, offering price and redemption price per share ($1,868,382,248 ÷ 1,867,800,054 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New York AMT Tax-Free Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2006 (Unaudited)

Investment Income
Interest		$ 28,993,500

Expenses
Management fee	$ 3,755,765
Independent trustees' compensation	3,239
Total expenses before reductions	3,759,004
Expense reductions	(1,075,569)	2,683,435
Net investment income		26,310,065
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		102,572
Net increase in net assets resulting from operations		$ 26,412,637

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2006 (Unaudited)	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 26,310,065	$ 30,268,233
Net realized gain (loss)	102,572	112,172
Net increase in net assets resulting from operations	26,412,637	30,380,405
Distributions to shareholders from net investment income	(26,306,232)	(30,266,254)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	944,939,260	1,278,004,502
Reinvestment of distributions	24,823,474	28,578,382
Cost of shares redeemed	(658,654,489)	(922,042,676)
Net increase (decrease) in net assets and shares resulting from share transactions	311,108,245	384,540,208
Total increase (decrease) in net assets	311,214,650	384,654,359

Net Assets
Beginning of period	1,557,167,598	1,172,513,239
End of period (including undistributed net investment income of $5,568 and undistributed net investment income of $1,735, respectively)	$ 1,868,382,248	$ 1,557,167,598

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.022	.009	.007	.011	.022
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.015	.022	.009	.007	.011	.022
Distributions from net investment income	(.015)	(.022)	(.009)	(.007)	(.011)	(.022)
Distributions from net realized gain	-	-	- E	-	-	-
Total distributions	(.015)	(.022)	(.009)	(.007)	(.011)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.51%	2.20%	.94%	.72%	1.14%	2.23%
Ratios to Average Net Assets D
Expenses before reductions	.43% A	.43%	.43%	.43%	.43%	.48%
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40%	.40%	.47%
Expenses net of all reductions	.31% A	.32%	.37%	.39%	.37%	.44%
Net investment income	3.03% A	2.20%	.92%	.72%	1.13%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,868,382	$ 1,557,168	$ 1,172,513	$ 1,072,558	$ 1,163,393	$ 940,370

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New York Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/06	% of fund's investments 1/31/06	% of fund's investments 7/31/05
0 - 30	90.7	85.3	94.2
31 - 90	4.1	6.8	2.4
91 - 180	2.0	0.7	0.6
181 - 397	3.2	7.2	2.8
Weighted Average Maturity
	7/31/06	1/31/06	7/31/05
Fidelity New York Municipal Money Market Fund	21 Days	28 Days	16 Days
New York Tax-Free Money Market Funds Average*	24 Days	26 Days	24 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2006	As of January 31, 2006
Variable Rate Demand Notes (VRDNs) 83.6%	Variable Rate Demand Notes (VRDNs) 79.8%
Commercial Paper (including CP Mode) 3.8%	Commercial Paper (including CP Mode) 6.4%
Tender Bonds 1.2%	Tender Bonds 0.4%
Municipal Notes 6.2%	Municipal Notes 5.9%
Other Investments 2.0%	Other Investments 1.7%
Net Other Assets 3.2%	Net Other Assets 5.8%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity New York Municipal Money Market Fund

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.8%
	Principal Amount	Value (Note 1)
New York - 89.5%
Albany City School District:
BAN 4.5% 6/29/07	$ 83,704,000	$ 84,305,602
RAN 4% 10/18/06	8,500,000	8,509,227
TAN 4% 10/18/06	10,000,000	10,010,856
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev.:
(McWane, Inc. Proj.) Series 1992 A, 3.84%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(b)	615,000	615,000
(MMARS 2nd Prog. Trayer, Inc. Proj.) Series A, 3.8%, LOC HSBC Bank USA, VRDN (a)(b)	2,440,000	2,440,000
Deer Park Union Free School District TAN 4.5% 6/27/07	13,000,000	13,081,574
East Islip Unified School District TAN 4.5% 6/29/07	11,000,000	11,069,328
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 3.72%, LOC HSBC Bank USA, VRDN (a)(b)	3,635,000	3,635,000
Erie County Tobacco Asset Securitization Corp. Participating VRDN Series PA 1339, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,490,000	6,490,000
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield Manor Proj.) 3.61%, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,285,000	4,285,000
Liberty Dev. Corp. Rev. Participating VRDN:
Series Austin 05 Q, 3.67% (Liquidity Facility Bank of America NA) (a)(d)	39,145,000	39,145,000
Series GS 06 41TP, 3.67% (Liquidity Facility Wells Fargo & Co.) (a)(d)	8,075,000	8,075,000
Series LB 06 K9, 3.68% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	7,110,000	7,110,000
Series MS 1288, 3.66% (Liquidity Facility Morgan Stanley) (a)(d)	12,345,000	12,345,000
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN:
Series EGL 720050013 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	8,275,000	8,275,000
Series SG 125, 3.66% (Liquidity Facility Societe Generale) (a)(d)	5,200,000	5,200,000
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series EGL 01 3205 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	9,565,000	9,565,000
Series EGL 02 6007 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	9,840,000	9,840,000
Series EGL 98 3203, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	6,700,000	6,700,000
Series PA 1098, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,400,000	10,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metropolitan Trans. Auth. Participating VRDN Series Floaters 06 FC1, 3.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.)	$ 16,400,000	$ 16,400,000
Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2005 F, 4.5% 11/15/06	11,400,000	11,438,683
Series H, 4.25% 11/15/06	19,495,000	19,545,125
Participating VRDN:
Series EGL 02 6028 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	5,145,000	5,145,000
Series EGL 03 37 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	7,235,000	7,235,000
Series EGL 06 0015, Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	7,000,000	7,000,000
Series EGL 7053019 Class A, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	13,700,000	13,700,000
Series FRRI 02 F, 3.67% (Liquidity Facility Bank of New York, New York) (a)(d)	4,061,500	4,061,500
Series MS 862, 3.66% (Liquidity Facility Morgan Stanley) (a)(d)	4,660,000	4,660,000
Series PA 1036, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,000,000	4,000,000
Series PA 1084, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,665,000	8,665,000
Series PT 1103, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	22,495,000	22,495,000
Series PT 1466, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,660,000	5,660,000
Series PT 988, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	5,500,000	5,500,000
Series ROC II R594PB, 3.69% (Liquidity Facility Deutsche Postbank Ag) (a)(d)	6,800,000	6,800,000
Metropolitan Trans. Auth. Svc. Contract Rev.:
Bonds Series ROC II R2083, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.) (a)(d)(e)	5,210,000	5,210,000
Participating VRDN:
Series EGL 02 6000, Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	8,100,000	8,100,000
Series PT 1439, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,245,000	7,245,000
Series PT 1836, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,815,000	9,815,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Monroe County Arpt. Auth. Arpt. Rev. Participating VRDN Series Putters 123, 3.71% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	$ 8,965,000	$ 8,965,000
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Action For Better Cmnty., Inc. Proj.) 3.74%, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,135,000	2,135,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 3.8%, LOC HSBC Bank USA, VRDN (a)(b)	700,000	700,000
(AJL Manufacturing Proj.) Series 1996 A, 3.83%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,385,000	4,385,000
(Flower City Proj.) 3.78%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	3,655,000	3,655,000
Nassau County Interim Fin. Auth. Bonds Series A2, 5.125% 11/15/21 (Pre-Refunded to 11/15/06 @ 101) (c)	15,825,000	16,058,066
New York City Gen. Oblig.:
Bonds:
Series 1994 H5, 3.52% tender 8/16/06 (MBIA Insured) (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	15,000,000	15,000,000
Series 2002 G, 5% 8/1/06	1,735,000	1,735,000
Series 2004 H, 5% 8/1/06	6,000,000	6,000,000
Series 2005 G, 4% 8/1/06	20,430,000	20,430,000
Series PT 2544, 3.6%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France) (a)(d)(e)	16,505,000	16,505,000
Series PT 991, 3.43%, tender 2/1/07 (Liquidity Facility BNP Paribas SA) (a)(d)(e)	10,000,000	10,000,000
Participating VRDN:
Series CRVS 05 22, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	10,500,000	10,500,000
Series DB 167, 3.66% (Liquidity Facility Deutsche Bank AG) (a)(d)	20,070,000	20,070,000
Series DB 178, 3.66% (Liquidity Facility Deutsche Bank AG) (a)(d)	30,955,000	30,955,000
Series LB 05 F6, 3.7% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	9,282,000	9,282,000
Series LB 05 FP09, 3.7% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	17,110,000	17,110,000
Series LB 05 FP10, 3.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	6,230,000	6,230,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series LB 06 FP2, 3.7% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	$ 21,910,000	$ 21,910,000
Series PA 1336, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	15,050,000	15,050,000
Series PT 1349, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,000,000	7,000,000
Series PT 2217, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,360,000	1,360,000
Series PT 2480, 3.7% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	13,560,000	13,560,000
Series PT 3171, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,805,000	4,805,000
Series PT 3330, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	17,500,000	17,500,000
Series PT 3333, 3.7% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,360,000	5,360,000
Series PT 3415, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	10,430,000	10,430,000
Series Putters 1087, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,755,000	15,755,000
Series Putters 1299, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,375,000	5,375,000
Series Putters 1318, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,935,000	1,935,000
Series Putters 1341, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,825,000	1,825,000
Series Putters 647, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	7,705,000	7,705,000
Series RobIns 17 Class F, 3.67% (Liquidity Facility Bank of New York, New York) (a)(d)	6,600,000	6,600,000
Series ROC 6081, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	8,025,000	8,025,000
Series ROC II R2138, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,765,000	6,765,000
Series 2004 H6, 3.6%, LOC Fleet Nat'l. Bank, VRDN (a)	5,790,000	5,790,000
Series 2006 E, 3.64%, LOC Bank of America NA, VRDN (a)	7,655,000	7,655,000
Subseries 2004 H4, 3.64%, LOC Bank of New York, New York, VRDN (a)	16,500,000	16,500,000
Subseries 2004 H7, 3.64%, LOC KBC Bank NV, VRDN (a)	7,315,000	7,315,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(One Columbus Place Dev. Proj.) Series A, 3.68%, LOC Fannie Mae, VRDN (a)(b)	$ 41,000,000	$ 41,000,000
(West 43rd Street Proj.) Series 1999 A, 3.68%, LOC Fannie Mae, VRDN (a)(b)	3,200,000	3,200,000
(West End Towers Proj.) Series 2004 A, 3.68%, LOC Fannie Mae, VRDN (a)(b)	5,100,000	5,100,000
Series 2001 A, 3.68%, LOC Fannie Mae, VRDN (a)(b)	56,950,000	56,950,000
New York City Hsg. Dev. Corp. Multi-family Rev.:
(15 East Clark Place Apts. Proj.) Series A, 3.68%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,800,000	5,800,000
(270 East Burnside Avenue Apts.) Series A, 3.68%, LOC HSBC Bank USA, VRDN (a)(b)	6,500,000	6,500,000
(92nd & First Residential Tower Proj.) Series A, 3.69%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	48,095,000	48,095,000
(941 Hoe Avenue Apts. Proj.) Series A, 3.69%, LOC Key Bank NA, VRDN (a)(b)	6,200,000	6,200,000
(Aldus Street Apts. Proj.) Series A, 3.69%, LOC Key Bank NA, VRDN (a)(b)	14,200,000	14,200,000
(Courtland Avenue Apts. Proj.) Series A, 3.65%, LOC Key Bank NA, VRDN (a)(b)	8,000,000	8,000,000
(East 165th Street Proj.) Series A, 3.69%, LOC Citibank NA, VRDN (a)(b)	7,875,000	7,875,000
(Louis Nine Boulevard Apts. Proj.) Series A, 3.65%, LOC Key Bank NA, VRDN (a)(b)	4,500,000	4,500,000
(Manhattan Court Dev. Proj.) Series A, 3.7%, LOC Citibank NA, VRDN (a)(b)	9,970,000	9,970,000
(Nagle Courtyard Apts. Proj.) Series A, 3.69%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	8,400,000	8,400,000
(Ogden Avenue Apts. Proj.) Series A, 3.69%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	10,175,000	10,175,000
(State Renaissance Court Proj.) Series A, 3.68%, LOC Freddie Mac, VRDN (a)(b)	8,200,000	8,200,000
(West 48th Street Dev. Proj.) Series 2001 A, 3.68%, LOC Fannie Mae, VRDN (a)(b)	19,000,000	19,000,000
Series A, 3.68%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	50,500,000	50,500,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States Proj.) 3.7%, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,450,000	2,450,000
(Mercy College Proj.) Series A, 3.7%, LOC Key Bank NA, VRDN (a)	6,700,000	6,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Linear Ltg. Proj.) 3.8%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	$ 1,585,000	$ 1,585,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series B, 3.7%, LOC Bank of America NA, LOC Citibank NA, VRDN (a)	18,000,000	18,000,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (USA Waste Svcs. Proj.) 3.64%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,725,000	3,725,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev.:
Bonds Series MT 205, 3.5%, tender 2/8/07 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)(e)	4,995,000	4,995,000
Participating VRDN:
Series MT 189, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	8,200,000	8,200,000
Series ROC II R474CE, 3.74% (Liquidity Facility Citibank NA) (a)(b)(d)	2,410,000	2,410,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 33 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	1,925,000	1,925,000
Series EGL 04 37 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	11,000,000	11,000,000
Series EGL 06 69 Class A, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	22,570,000	22,570,000
Series EGL 3207, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	12,900,000	12,900,000
Series Floaters 06 1329, 3.66% (Liquidity Facility Morgan Stanley) (a)(d)	7,310,000	7,310,000
Series Floaters 06 1351, 3.66% (Liquidity Facility Morgan Stanley) (a)(d)	18,515,000	18,515,000
Series Floaters 06 1352, 3.66% (Liquidity Facility Morgan Stanley) (a)(d)	7,340,000	7,340,000
Series MS 1083, 3.66% (Liquidity Facility Morgan Stanley) (a)(d)	5,455,000	5,455,000
Series MS 726X, 3.66% (Liquidity Facility Morgan Stanley) (a)(d)	5,400,000	5,400,000
Series PA 1022, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	24,625,000	24,625,000
Series PA 1327, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	18,800,000	18,800,000
Series PA 523, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	14,000,000	14,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series PA 921, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 17,300,000	$ 17,300,000
Series Putters 499, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995,000	4,995,000
Series Putters 620, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	7,835,000	7,835,000
Series Putters 624, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,695,000	1,695,000
Series Putters 998, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	19,445,000	19,445,000
Series ROC II R406, 3.68% (Liquidity Facility Citibank NA) (a)(d)	17,520,000	17,520,000
Series SGB 06 65, 3.68% (Liquidity Facility Societe Generale) (a)(d)	4,000,000	4,000,000
Series SGB 25, 3.66% (Liquidity Facility Societe Generale) (a)(d)	49,900,000	49,900,000
Series 2000 C, 3.66% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	12,200,000	12,200,000
Series 2005 AA2, 3.64% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	22,220,000	22,220,000
Series 2006 AA1, 3.61% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	6,200,000	6,200,000
Series 5A, 3.67% 9/12/06 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	8,000,000	8,000,000
Series 5B, 3.65% 9/14/06 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	37,100,000	37,100,000
Series AA3, 3.63% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	8,700,000	8,700,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series EGL 00 3203, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	7,000,000	7,000,000
Series EGL 00 3206 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	13,000,000	13,000,000
Series EGL 01 3202 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	3,300,000	3,300,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN:
Series EGL 06 72 Class A, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	11,000,000	11,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN: - continued
Series Putters 1247Z, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 7,195,000	$ 7,195,000
Series Solar 06 4, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	11,300,000	11,300,000
New York Counties Tobacco Trust II Participating VRDN Series PA 1347, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,635,000	8,635,000
New York Local Govt. Assistance Corp. Participating VRDN:
Series SG 99, 3.66% (Liquidity Facility Societe Generale) (a)(d)	14,600,000	14,600,000
Series SGC 06 C Class A, 3.67% (Liquidity Facility Societe Generale) (a)(d)	7,985,000	7,985,000
New York State Dorm. Auth. Revs.:
Participating VRDN:
Series CRVS 05 13, 3.67% (Liquidity Facility BNP Paribas SA) (a)(d)	9,795,000	9,795,000
Series EGL 03 2 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	4,720,000	4,720,000
Series EGL 06 25 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	6,500,000	6,500,000
Series Floaters 06 1417, 3.66% (Liquidity Facility Morgan Stanley) (a)(d)	17,795,000	17,795,000
Series Floaters 06 1418, 3.66% (Liquidity Facility Morgan Stanley) (a)(d)	12,775,000	12,775,000
Series Merlots 00 G, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(d)	22,920,000	22,920,000
Series Merlots 00 X, 3.68% (Liquidity Facility Bank of New York, New York) (a)(d)	10,565,000	10,565,000
Series Merlots 01 A30, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,945,000	5,945,000
Series MSDW 00 305, 3.66% (Liquidity Facility Morgan Stanley) (a)(d)	4,870,000	4,870,000
Series PA 1088, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,000,000	2,000,000
Series PA 1265, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	15,000,000	15,000,000
Series PA 1330, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,930,000	9,930,000
Series PA 781R, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,655,000	6,655,000
Series PT 2247, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,170,000	5,170,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs.: - continued
Participating VRDN:
Series PT 2541, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	$ 10,840,000	$ 10,840,000
Series PT 3237, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,525,000	9,525,000
Series Putters 1187, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,580,000	5,580,000
Series Putters 480, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,395,000	10,395,000
Series Putters 588, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,585,000	2,585,000
Series ROC II R6052, 3.68% (Liquidity Facility Citibank NA) (a)(d)	4,200,000	4,200,000
Series SGA 01 132, 3.66% (Liquidity Facility Societe Generale) (a)(d)	1,805,000	1,805,000
Series Solar 05 05, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	14,550,000	14,550,000
3.65% 9/12/06, CP	1,500,000	1,500,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Subseries C3, 3.69%, LOC Citibank NA, VRDN (a)(b)	20,500,000	20,500,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Participating VRDN Series MS 181, 3.7% (Liquidity Facility Morgan Stanley) (a)(b)(d)	10,870,000	10,870,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series Merlots B20, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,325,000	5,325,000
Series PT 1424, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,225,000	10,225,000
Series Putters 1372, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,780,000	7,780,000
Series Putters 611, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,625,000	2,625,000
Series Putters 613, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,145,000	8,145,000
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. Participating VRDN Series EGL 94 3202, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	10,000,000	10,000,000
New York State Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.) 3.64%, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Hsg. Fin. Agcy. Rev.: - continued
(1115 First Avenue Apts. Hsg. Proj.) Series A, 3.71%, LOC Key Bank NA, VRDN (a)(b)	$ 12,900,000	$ 12,900,000
(1500 Lexington Avenue Proj.) Series A, 3.67%, LOC Fannie Mae, VRDN (a)(b)	12,700,000	12,700,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 3.65%, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
(250 West 93rd Street Hsg. Proj.) Series A, 3.69%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	21,000,000	21,000,000
(350 West 43rd Street Proj.) Series 2001 A, 3.68%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	3,100,000	3,100,000
(360 West 43rd Street Hsg. Proj.) Series A, 3.63%, LOC Fannie Mae, VRDN (a)(b)	12,000,000	12,000,000
(66 West 38th Street Proj.) Series A, 3.64%, LOC Fannie Mae, VRDN (a)(b)	17,400,000	17,400,000
(70 Battery Place Proj.) Series 1999 A, 3.68%, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 3.68%, LOC Fannie Mae, VRDN (a)(b)	32,500,000	32,500,000
Series 1999 A, 3.68%, LOC Fannie Mae, VRDN (a)(b)	8,500,000	8,500,000
(Archstone Westbury Hsg. Proj.) Series A, 3.68%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,550,000	2,550,000
(Avalon Chrystie Place I Hsg. Proj.) Series A, 3.69%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	1,300,000	1,300,000
(Biltmore Tower Hsg. Proj.) Series A, 3.68%, LOC Fannie Mae, VRDN (a)(b)	43,300,000	43,300,000
(Clinton Green North Hsg. Proj.) Series A, 3.68%, LOC Bank of America NA, VRDN (a)(b)	98,000,000	98,000,000
(Clinton Green South Hsg. Proj.) Series A, 3.68%, LOC Bank of America NA, VRDN (a)(b)	60,000,000	60,000,000
(East 39th Street Hsg. Proj.):
Series 1999 A, 3.68%, LOC Fannie Mae, VRDN (a)(b)	26,300,000	26,300,000
Series 2000 A, 3.68%, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
(East 76th Street Apts. Proj.) Series A, 3.63%, LOC Key Bank NA, VRDN (a)(b)	9,000,000	9,000,000
(Helena Hsg. Proj.) Series A:
3.65%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	20,000,000	20,000,000
3.65%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	14,530,000	14,530,000
(Kew Garden Hills Apts. Proj.) Series A, 3.65%, LOC Fannie Mae, VRDN (a)(b)	20,200,000	20,200,000
(Parkledge Apts. Hsg. Proj.) Series A, 3.6%, LOC Freddie Mac, VRDN (a)(b)	20,200,000	20,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Hsg. Fin. Agcy. Rev.: - continued
(Reverend Polite Avenue Apts. Proj.) Series A, 3.72%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	$ 16,000,000	$ 16,000,000
(Sea Park West Hsg. Proj.) 3.68%, LOC Freddie Mac, VRDN (a)(b)	14,900,000	14,900,000
(South Cove Plaza Proj.) Series A, 3.67%, LOC Freddie Mac, VRDN (a)(b)	31,550,000	31,550,000
(Theatre Row Tower Hsg. Proj.):
Series 2000 A, 3.63%, LOC Freddie Mac, VRDN (a)(b)	50,000,000	50,000,000
Series 2001 A, 3.63%, LOC Freddie Mac, VRDN (a)(b)	5,000,000	5,000,000
(Tower 31 Hsg. Proj.) Series A, 3.65%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	44,800,000	44,800,000
(West 20th Street Proj.) Series A:
3.68%, LOC Fannie Mae, VRDN (a)(b)	12,345,000	12,345,000
3.68%, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
(West 38th Street Proj.) Series A, 3.64%, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
(Worth Street Hsg. Proj.) Series A, 3.63%, LOC Fannie Mae, VRDN (a)(b)	37,000,000	37,000,000
Series A, 3.65%, LOC Eurohypo AG, VRDN (a)	7,200,000	7,200,000
New York State Mtg. Agcy. Rev.:
Participating VRDN:
Series Merlots 00 A33, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(d)	2,365,000	2,365,000
Series Merlots 97 J, 3.73% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	17,715,000	17,715,000
Series MSTC 00 89, 3.72% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(d)	2,065,000	2,065,000
Series Putters 1333, 3.71% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	9,925,000	9,925,000
Series ROC II R181, 3.72% (Liquidity Facility Citibank NA) (a)(b)(d)	5,965,000	5,965,000
Series ROC II R404, 3.72% (Liquidity Facility Citibank NA) (a)(b)(d)	2,975,000	2,975,000
(Homeowner Mtg. Proj.) Series 122, 3.65% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	1,900,000	1,900,000
Series 115, 3.69% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	35,000,000	35,000,000
Series 2005 129, 3.64% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	28,200,000	28,200,000
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series 1:
3.49% 8/10/06, CP	4,500,000	4,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Pwr. Auth. & Gen. Purp. Rev.: - continued
Series 1:
3.65% 9/12/06, CP	$ 28,447,000	$ 28,447,000
3.72% 9/5/06, CP	20,390,000	20,390,000
Series 2, 3.62% 8/7/06, CP	17,500,000	17,500,000
New York State Thruway Auth. Gen. Rev. Participating VRDN:
Series EGL 06 49 Class A, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	4,750,000	4,750,000
Series EGL 06 63 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	6,960,000	6,960,000
Series PT 3216, 3.66% (Liquidity Facility DEPFA BANK PLC) (a)(d)	3,870,000	3,870,000
Series SGA 66, 3.66% (Liquidity Facility Societe Generale) (a)(d)	1,300,000	1,300,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series CRVS 05 17, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	5,200,000	5,200,000
Series MS 00 368, 3.66% (Liquidity Facility Morgan Stanley) (a)(d)	1,000,000	1,000,000
Series MT 199, 3.66% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)	7,995,000	7,995,000
Series Putters 1047, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,165,000	10,165,000
Series Putters 1383, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,615,000	14,615,000
Series Putters 1384, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,510,000	13,510,000
Series Putters 1385, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,400,000	2,400,000
Series TOC 05 JJ, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	18,400,000	18,400,000
New York State Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series Putters 1433, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500,000	3,500,000
New York State Thruway Auth. State Personal Income Tax Rev. Participating VRDN Series ROC II R6030, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	1,990,000	1,990,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Putters 633, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,775,000	4,775,000
New York Transitional Fin. Auth. Rev.:
Participating VRDN:
Series MS 00 433, 3.66% (Liquidity Facility Morgan Stanley) (a)(d)	650,000	650,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series PA 536, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 6,445,000	$ 6,445,000
Series PT 1399, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	19,285,000	19,285,000
Series PT 2018, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,425,000	8,425,000
Series PT 2271, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,490,000	5,490,000
Series Putters 129, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	12,865,000	12,865,000
Series Putters 305, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	9,925,000	9,925,000
Series Putters 307, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995,000	4,995,000
Series Putters 386, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995,000	4,995,000
Series Putters 387, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	21,015,000	21,015,000
Series Putters 628, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,375,000	7,375,000
Series Putters 830, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,580,000	15,580,000
Series ROC II R1039, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,815,000	5,815,000
Series ROC II R3003, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,655,000	6,655,000
Series ROC II R4052, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	16,190,000	16,190,000
Series ROC II R4556, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,185,000	5,185,000
Series 2003 1D, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,300,000	6,300,000
Series 2003 2F, 3.66% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	15,910,000	15,910,000
Niagara Frontier Trans. Auth. Arpt. Rev. Participating VRDN Series Putters 121, 3.71% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	3,495,000	3,495,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 3.79%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	6,360,000	6,360,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 1997 A, 3.69%, LOC Manufacturers & Traders Trust Co., VRDN (a)	$ 5,240,000	$ 5,240,000
Oyster Bay Gen. Oblig. BAN:
Series C, 4% 8/25/06	5,000,000	5,003,224
4.25% 1/19/07	28,100,000	28,224,880
Rensselaer Tobacco Asset Securitization Corp. Participating VRDN Series PA 1346, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,130,000	9,130,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 3.69%, LOC European American Bank Uniondale, VRDN (a)(b)	3,460,000	3,460,000
Rockland Tobacco Asset Securitization Corp. Participating VRDN Series PA 1345, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,725,000	2,725,000
Sales Tax Asset Receivables Corp. Participating VRDN:
Series MS 984, 3.66% (Liquidity Facility Morgan Stanley) (a)(d)	9,452,500	9,452,500
Series PT 3521, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	26,490,000	26,490,000
Series Putters 564, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,150,000	7,150,000
Series Putters 599, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,250,000	2,250,000
Suffolk County Gen. Oblig.:
Participating VRDN Series PT 2201, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,295,000	6,295,000
TAN 4% 8/16/06	86,900,000	86,927,967
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 3.71%, LOC Key Bank NA, VRDN (a)	845,000	845,000
Syracuse Ind. Dev. Agcy. Civic Fac. Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 3.71%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,500,000	5,500,000
Tobacco Settlement Fing. Corp.:
Bonds Series ROC II R4508, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.) (a)(d)(e)	5,675,000	5,675,000
Participating VRDN:
Series MT 058, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,700,000	6,700,000
Series PT 835, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	25,650,000	25,650,000
Series PT 875, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	4,450,000	4,450,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Participating VRDN:
Series PT 893, 3.69% (Liquidity Facility DEPFA BANK PLC) (a)(d)	$ 43,090,000	$ 43,090,000
Series Putters 533, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,275,000	5,275,000
Series Putters 600, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	5,260,000	5,260,000
Series Putters 680, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	10,615,000	10,615,000
Series ROC II R6500, 3.69% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,620,000	2,620,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 3.74%, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,200,000	13,200,000
Triborough Bridge & Tunnel Auth. Revs.:
Bonds Series ROC II R1008, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.) (a)(d)(e)	7,485,000	7,485,000
Participating VRDN:
Series EGL 02 6011 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	3,500,000	3,500,000
Series MS 06 1426, 3.66% (Liquidity Facility Morgan Stanley) (a)(d)	5,115,000	5,115,000
Series PA 1070, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	15,995,000	15,995,000
Series PA 1074, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	17,400,000	17,400,000
Series PA 948, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	17,590,000	17,590,000
Series PA 956, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,995,000	8,995,000
Series PT 1092, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,045,000	5,045,000
Series SGB 43, 3.66% (Liquidity Facility Societe Generale) (a)(d)	3,650,000	3,650,000
Subseries B2, 3.64% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	8,500,000	8,500,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 3.79%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	940,000	940,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Upstate Telecommunications Corp. Rev. 3.69%, LOC Manufacturers & Traders Trust Co., VRDN (a)	$ 16,565,000	$ 16,565,000
Westchester Tobacco Asset Securitization Corp. Participating VRDN Series PA 1322, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	13,680,000	13,680,000
		3,512,787,532
New York & New Jersey - 7.1%
Port Auth. of New York & New Jersey:
Bonds 107th Series, 6% 10/15/06 (b)	2,840,000	2,856,411
Participating VRDN:
Series CRVS 05 16, 3.7% (Liquidity Facility BNP Paribas SA) (a)(b)(d)	6,015,000	6,015,000
Series EGL 03 59 Class A, 3.68% (Liquidity Facility Citibank NA, New York) (a)(d)	7,870,000	7,870,000
Series EGL 06 107 Class A, 3.72% (Liquidity Facility Citibank NA) (a)(b)(d)	64,600,000	64,600,000
Series EGL 06 45 Class A, 3.72% (Liquidity Facility Citibank NA) (a)(b)(d)	6,930,000	6,930,000
Series MT 56, 3.69% (Liquidity Facility BNP Paribas SA) (a)(b)(d)	10,000,000	10,000,000
Series PA 1251, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,800,000	9,800,000
Series PA 1332, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	5,895,000	5,895,000
Series PA 1365, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,570,000	9,570,000
Series PA 1377 R, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	4,405,000	4,405,000
Series PT 2199, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	14,655,000	14,655,000
Series PT 3177, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	6,565,000	6,565,000
Series PT MT 246, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	7,995,000	7,995,000
Series Putters 153, 3.71% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	4,000,000	4,000,000
Series ROC II 238, 3.71% (Liquidity Facility Citibank NA) (a)(b)(d)	3,460,000	3,460,000
Series ROC II R42, 3.71% (Liquidity Facility Citibank NA) (a)(b)(d)	6,155,000	6,155,000
Series ROC II R475, 3.67% (Liquidity Facility Citibank NA) (a)(d)	2,940,000	2,940,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Solar 06 16, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 7,450,000	$ 7,450,000
Series Stars 121, 3.69% (Liquidity Facility BNP Paribas SA) (a)(b)(d)	6,850,000	6,850,000
Series 1991 2, 3.72%, VRDN (a)(b)(e)	6,400,000	6,400,000
Series 2001 2, 3.75%, VRDN (a)(b)	11,500,000	11,500,000
Series 2004 2, 3.67%, VRDN (a)	8,300,000	8,300,000
Series 2004 3, 3.67%, VRDN (a)	5,365,000	5,365,000
Series 2004 4, 3.75%, VRDN (a)(b)	3,540,000	3,540,000
Series 3, 3.67%, VRDN (a)	22,120,000	22,120,000
Series A, 3.6% 9/5/06 (Liquidity Facility Landesbank Hessen-Thuringen), CP (b)	10,400,000	10,400,000
Series B:
3.62% 9/5/06 (Liquidity Facility Landesbank Hessen-Thuringen), CP	1,150,000	1,150,000
3.72% 9/5/06 (Liquidity Facility Landesbank Hessen-Thuringen), CP	10,100,000	10,100,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev.:
Participating VRDN:
Series Merlots 00 B5, 3.73% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	2,250,000	2,250,000
Series PA 1258, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	4,000,000	4,000,000
Series 1R, 3.66% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)(b)	4,300,000	4,300,000
		277,436,411
Puerto Rico - 0.2%
Eagle Tax-Exempt Trust Participating VRDN Series EGL 01 5101 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	9,725,000	9,725,000
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $3,799,948,943)		3,799,948,943
NET OTHER ASSETS - 3.2%		124,388,312
NET ASSETS - 100%		$ 3,924,337,255
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,270,000 or 1.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Trans. Auth. Svc. Contract Rev. Bonds Series ROC II R2083, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.)	1/21/04	$ 5,210,000
New York City Gen. Oblig. Bonds Series PT 2544, 3.6%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France)	3/3/05	$ 16,505,000
Security	Acquisition Date	Cost
New York City Gen. Oblig. Bonds Series PT 991, 3.43%, tender 2/1/07 (Liquidity Facility BNP Paribas SA)	7/29/04	$ 10,000,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. Bonds Series MT 205, 3.5%, tender 2/8/07 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/7/06	$ 4,995,000
Port Auth. of New York & New Jersey Series 1991 2, 3.72%, VRDN	12/3/03	$ 6,400,000
Tobacco Settlement Fing. Corp. Bonds Series ROC II R4508, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.)	7/9/03	$ 5,675,000
Triborough Bridge & Tunnel Auth. Revs. Bonds Series ROC II R1008, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.)	10/7/02	$ 7,485,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New York Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,799,948,943)		$ 3,799,948,943
Cash		67,771,602
Receivable for investments sold		8,445,635
Receivable for fund shares sold		61,753,707
Interest receivable		27,177,468
Prepaid expenses		4,800
Other receivables		822,608
Total assets		3,965,924,763

Liabilities
Payable for fund shares redeemed	$ 39,308,808
Distributions payable	139,342
Accrued management fee	1,189,465
Other affiliated payables	819,399
Other payables and accrued expenses	130,494
Total liabilities		41,587,508

Net Assets		$ 3,924,337,255
Net Assets consist of:
Paid in capital		$ 3,924,118,300
Undistributed net investment income		60,433
Accumulated undistributed net realized gain (loss) on investments		158,522
Net Assets, for 3,921,498,793 shares outstanding		$ 3,924,337,255
Net Asset Value, offering price and redemption price per share ($3,924,337,255 ÷ 3,921,498,793 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New York Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2006 (Unaudited)

Investment Income
Interest		$ 61,585,119

Expenses
Management fee	$ 6,951,934
Transfer agent fees	2,287,344
Accounting fees and expenses	159,587
Independent trustees' compensation	7,066
Custodian fees and expenses	29,659
Registration fees	67,312
Audit	27,526
Legal	13,736
Miscellaneous	193,158
Total expenses before reductions	9,737,322
Expense reductions	(2,446,020)	7,291,302
Net investment income		54,293,817
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		293,881
Net increase in net assets resulting from operations		$ 54,587,698

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2006 (Unaudited)	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 54,293,817	$ 69,051,337
Net realized gain (loss)	293,881	149,598
Net increase in net assets resulting from operations	54,587,698	69,200,935
Distributions to shareholders from net investment income	(54,288,587)	(69,025,239)
Distributions to shareholders from net realized gain	-	(331,739)
Total distributions	(54,288,587)	(69,356,978)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	6,531,341,090	10,562,142,297
Reinvestment of distributions	53,465,367	68,497,185
Cost of shares redeemed	(6,244,660,607)	(10,264,518,865)
Net increase (decrease) in net assets and shares resulting from share transactions	340,145,850	366,120,617
Total increase (decrease) in net assets	340,444,961	365,964,574

Net Assets
Beginning of period	3,583,892,294	3,217,927,720
End of period (including undistributed net investment income of $60,433 and undistributed net investment income of $55,203, respectively)	$ 3,924,337,255	$ 3,583,892,294

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.021	.008	.006	.010	.021
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.014	.021	.008	.006	.010	.021
Distributions from net investment income	(.014)	(.021)	(.008)	(.006)	(.010)	(.021)
Distributions from net realized gain	-	- E	-	-	-	-
Total distributions	(.014)	(.021)	(.008)	(.006)	(.010)	(.021)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.46%	2.11%	.80%	.61%	1.02%	2.14%
Ratios to Average Net Assets D
Expenses before reductions	.52% A	.51%	.52%	.51%	.51%	.52%
Expenses net of fee waivers, if any	.52%A	.51%	.52%	.51%	.51%	.52%
Expenses net of all reductions	.39%A	.40%	.50%	.50%	.48%	.48%
Net investment income	2.92%A	2.08%	.81%	.61%	1.01%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,924,337	$ 3,583,892	$ 3,217,928	$ 2,806,304	$ 2,744,750	$ 2,465,502

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund (the Funds) are funds of Fidelity New York Municipal Trust II (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity New York AMT Tax-Free Money Market Fund	$ 1,827,279,860	$ -	$ -	$ -
Fidelity New York Municipal Money Market Fund	3,799,948,943	-	-	-

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

2. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fidelity New York Municipal Money Market Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide Fidelity New York AMT Tax-Free Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Fidelity New York AMT Tax-Free Money Market Fund. The Fidelity New York Municipal Money Market Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, Fidelity New York Municipal Money Market Fund's transfer agent fees was equivalent to an annualized rate of ..12% of average net assets.

4. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Expense Reductions - continued

The following funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Fidelity New York AMT Tax-Free Money Market Fund	.40%	$ 288,638

In addition, through arrangements with Fidelity New York AMT Tax-Free Money Market Fund's custodian and transfer agent, $786,931 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

Through arrangements with Fidelity New York Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce Fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity New York Municipal Money Market Fund	$ 29,659	2,287,344	129,017

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	1,783,648,205.47	95.878
Withheld	76,673,364.95	4.122
TOTAL	1,860,321,570.42	100.000
Albert R. Gamper, Jr.
Affirmative	1,783,602,273.11	95.876
Withheld	76,719,297.31	4.124
TOTAL	1,860,321,570.42	100.000
Robert M. Gates
Affirmative	1,780,799,671.84	95.725
Withheld	79,521,898.58	4.275
TOTAL	1,860,321,570.42	100.000
George H. Heilmeier
Affirmative	1,782,114,911.05	95.796
Withheld	78,206,659.37	4.204
TOTAL	1,860,321,570.42	100.000
Edward C. Johnson 3d
Affirmative	1,780,378,374.71	95.703
Withheld	79,943,195.71	4.297
TOTAL	1,860,321,570.42	100.000
Stephen P. Jonas
Affirmative	1,783,149,266.81	95.852
Withheld	77,172,303.61	4.148
TOTAL	1,860,321,570.42	100.000
Marie L. Knowles
Affirmative	1,783,210,446.75	95.855
Withheld	77,111,123.67	4.145
TOTAL	1,860,321,570.42	100.000
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	1,782,160,361.68	95.799
Withheld	78,161,208.74	4.201
TOTAL	1,860,321,570.42	100.000
William O. McCoy
Affirmative	1,782,595,251.74	95.822
Withheld	77,726,318.68	4.178
TOTAL	1,860,321,570.42	100.000
Robert L. Reynolds
Affirmative	1,783,304,924.11	95.860
Withheld	77,016,646.31	4.140
TOTAL	1,860,321,570.42	100.000
Cornelia M. Small
Affirmative	1,783,962,741.50	95.895
Withheld	76,358,828.92	4.105
TOTAL	1,860,321,570.42	100.000
William S. Stavropoulos
Affirmative	1,781,789,355.24	95.779
Withheld	78,532,215.18	4.221
TOTAL	1,860,321,570.42	100.000
Kenneth L. Wolfe
Affirmative	1,783,473,214.99	95.869
Withheld	76,848,355.43	4.131
TOTAL	1,860,321,570.42	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York AMT Tax-Free Money Market Fund / Fidelity New York Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New York AMT Tax-Free Money Market Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown.

Fidelity New York Municipal Money Market Fund

Semiannual Report

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one-year period and the second quartile for the three- and five-year periods.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 25% would mean that 75% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, Fidelity New York AMT Tax-Free Money Market Fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New York AMT Tax-Free Money Market Fund

Fidelity New York Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of Fidelity New York AMT Tax-Free Money Market Fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

In its review of Fidelity New York Municipal Money Market Fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Fidelity New York Municipal Money Market Fund only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that Fidelity New York Municipal Money Market Fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

NYS-USAN-0906
1.789294.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 12, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 12, 2006